RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	4 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the SEC together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement governing the Company’s warrants. As a result of the SEC Statement, the Company reevaluated the accounting treatment of (i) the 16,666,667 redeemable warrants (the “Public Warrants”) that were included in the units issued by the Company in its initial public offering (the “IPO”) and (ii) the 8,000,000 redeemable warrants that were issued to the Company’s sponsor in a private placement that closed concurrently with the closing of the Initial Public Offering (together with the Public Warrants, the “Warrants”). The Company previously accounted for the Warrants as components of equity.

In further consideration of the guidance in Accounting Standards Codification (“ASC”) 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity (“ASC 815”), the Company concluded that a provision in the warrant agreement related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815, the Warrants should be recorded as derivative liabilities on the balance sheet and measured at fair value at inception (on the date of the IPO) and at each reporting date in accordance with ASC 820, Fair Value Measurement (“ASC 820”), with changes in fair value recognized in the Statements of Operations in the period of change.

In accordance with ASC Topic 340, Other Assets and Deferred Costs, as a result of the classification of the Warrants as derivative liabilities, the Company expensed a portion of the offering costs originally recorded as a reduction in equity. The portion of offering costs that was expensed was determined based on the relative fair value of the Public Warrants and shares of Class A common stock included in the Units.

The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported cash flows or cash.

The following tables summarize the effect of the restatement on each financial statement line item as of the dates, and for the period, indicated:

	As Previously
	Reported	Adjustment	As Restated
Balance Sheet as of October 30, 2020 (audited)
Warrant liabilities	$—	$37,573,340	$37,573,340
Total liabilities	—	37,573,340	37,573,340
Class A common stock subject to possible redemption	496,488,280	(37,573,340)	458,914,940
Class A common stock	35	376	411
Additional paid-in capital	5,001,103	785,497	5,786,600
Accumulated deficit	(2,568)	(785,873)	(788,441)
Balance Sheet as of December 31, 2020 (audited)
Warrant liabilities	$—	$47,506,670	$47,506,670
Total liabilities	128,958	47,506,670	47,635,628
Class A common stock subject to possible redemption	496,359,540	(47,506,670)	448,852,870
Class A common stock	36	475	511
Additional paid-in capital	5,130,030	10,718,728	15,848,758
Accumulated deficit	(131,310)	(10,719,203)	(10,850,513)
Stockholders’ equity	5,000,006	—	5,000,006
Statement of Operations for the period from August 26, 2020
(inception) to December 31, 2020 (audited)
Expensed offering costs	$—	$545,873	$545,873
Loss on sale of private placement warrants	—	(240,000)	(240,000)
Change in fair value of warrant liabilities	—	(9,933,330)	(9,933,330)
Net loss	(131,310)	(10,719,203)	(10,850,513)
Basic and diluted net loss per share, Non-redeemable Class A and Class B common stock	(0.01)	(0.61)	(0.62)
Statement of Cash Flows for the period from August 26, 2020 (inception) to December 31, 2020 (audited)
Cash flow from operating activities:
Net loss	$(131,310)	$(10,719,203)	$(10,850,513)
Adjustments to reconcile net loss to net cash used in operating activities:
Expensed offering costs in connection with the issuance of the Public Warrants included in the Units	—	545,873	545,873
Loss on sale of private placement warrants	—	240,000	240,000
Change in fair value of warrant liabilities	—	9,933,330	9,933,330
Supplemental disclosure of non-cash investing and financing activities:
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities	—	37,573,340	37,573,340